Stockholders' Equity and Stock Options - Summary of Fair Value of Option Granted Using Following Assumptions (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected term (years)	6 years	6 years	6 years
Risk-free interest rate		0.93%
Expected volatility	30.00%	20.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.83%		1.09%
Expected volatility			22.40%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.10%		1.36%
Expected volatility			25.10%